Share-Based Compensation - Schedule of Fair Value of Each Stock Option Award is Estimated on Grant Date, Using Option Valuation Models (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	1.64%	0.68%	1.44%
Expected volatility	34.00%	36.00%	27.00%
Expected life, in years	5 years 1 month 9 days	6 years 2 months 1 day	6 years 1 month 24 days
Expected dividend yield	0.95%	1.10%	1.19%